Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity (Deficit)
Schedule of fair value of stock option awards valuation assumptions

	2020	2019	2018
Exercise price	$2.29 – $2.55	$2.54 – $2.55	$2.96 – $3.07
Expected dividend yield	0%	0%	0%
Expected volatility	41% – 46%	38% – 39%	37% – 39%
Expected term (years)	5.55 – 6.07	5.80 – 6.09	5.65 – 6.25
Risk free interest rate	0.26% – 1.17%	1.58% – 2.35%	2.47% – 3.04%

Schedule of stock options activity

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Shares	Price	Term	Value
Balance as of December 31, 2020	32,127	$1.96	5.01	$19,248
Granted	2,028	2.79
Exercised	(798)	0.73
Forfeited	(7,738)	2.97
Expired	(1,603)	2.78
Balance as of September 30, 2021	24,016	$1.69	2.59	$25,699
Expected to vest at September 30, 2021	2,357	$2.74	9.35	—
Exercisable at September 30, 2021	24,016	$1.69	2.59	$25,699

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Shares	Price	Term	Value
Balance as of December 31, 2019	35,016	$2.00	5.03	$24,634
Granted	335	2.46	—	—
Exercised	(230)	0.62	—	—
Forfeited	(1,700)	2.86	—	—
Expired	(1,294)	2.22	—	—
Balance as of December 31, 2020	32,127	$1.96	5.01	$19,248
Expected to vest at December 31, 2020	8,427	$2.94	7.98	—
Exercisable at December 31, 2020	24,611	$1.65	4.12	$19,248

Schedule of the restricted stock unit activity

		Weighted Average
		Grant-Date Fair
	Shares	Value
Outstanding as of December 31, 2020	8,268	$2.61
Granted	9,260	2.81
Vested	—	—
Forfeited	(359)	2.70
Outstanding as of September 30, 2021	17,169	$2.71

A summary of the restricted stock unit activity is presented below (in thousands, except per share amounts):

		Weighted Average
		Grant-Date Fair
	Shares	Value
Outstanding as of December 31, 2019	8,433	$2.63
Granted	1,003	2.38
Vested	—	—
Forfeited	(1,168)	2.67
Outstanding as of December 31, 2020	8,268	$2.61